ORDINARY SHARES AND PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
		Dec. 14, 2018 USD ($) $ / shares shares	Dec. 14, 2018 CNY (¥) shares	May 16, 2018 $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Apr. 27, 2018 $ / shares shares	Jan. 31, 2018 CNY (¥)	Apr. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 24, 2016 shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Authorised (in shares)								5,000,000,000	50,000,000
Common stock, Par Value (in dollars per share) | $ / shares								$ 0.00001	$ 0.001
Common stock, Issued (in shares)								287,652,707	1
Common stock, surrendered (in shares)					100	100
Common stock, outstanding (in shares)								287,652,707	1
Share split ratio				0.01
Proceeds received from IPO, net of issuance costs		$ 43,308	¥ 297,860
Redemption, accrual rate per annum							8.00%
Minimum percentage of voting for conversion							0.67
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO | ¥							¥ (4,491,545)
Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Issued (in shares)								287,652,707
Shares issued (in shares)					198,347,168	198,347,168	198,347,168
IPO
ORDINARY SHARES AND PREFERRED SHARES
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO | ¥							¥ (4,491,545)
IPO | Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)							6,200,000
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO | ¥	[1]						¥ (6)
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Authorised (in shares)				5,000,000,000
Common stock, Par Value (in dollars per share) | $ / shares				$ 0.00001
Common stock, outstanding (in shares)								247,832,121
Shares issued (in shares)					16,512,156	16,512,156
Number of votes per share							1
Class A ordinary shares | IPO
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)		6,200,000	6,200,000
Conversion ratio		1
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)								39,820,586
Shares issued (in shares)					39,820,586	39,820,586
Number of votes per share							20
Ordinary shares, conversion ratio to Class A ordinary shares							1
Class C ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)					142,014,426	142,014,426
Number of votes per share					1	1
Ordinary shares, conversion ratio to Class A ordinary shares							1
Issuance of convertible redeemable preferred shares to investors | ¥							¥ 531,106
Series A preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)					10,375,744	10,375,744
Preferred equity interest | ¥												¥ 100,000
Series B preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)					24,937,695	24,937,695
Proceeds from issuance of convertible preferred shares					$ 203,500	¥ 1,393,812
Issuance of convertible redeemable preferred shares to investors | ¥							1,393,812
Series A+ preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)					47,792,100	47,792,100
Preferred equity interest | ¥										¥ 1,451,300	¥ 722,770
Issuance of convertible redeemable preferred shares to investors | ¥							2,566,627
Series A and A+ preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Proceeds from issuance of convertible preferred shares | ¥							¥ 0
ADS | IPO
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)		3,100,000	3,100,000
Share price | $ / shares		$ 16.50

[1]	The amount less than RMB 1 is rounded to zero.